Schedule of Fixed Assets, Net (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total Fixed Assets	$ 8,224,960	$ 8,037,928	$ 7,684,614
Less: accumulated depreciation	(1,991,365)	(1,215,786)	(679,724)
Fixed asset, net	6,233,595	6,822,142	7,004,890
Land [Member]
Property, Plant and Equipment [Line Items]
Total Fixed Assets	253,781	260,460	242,240
Building [Member]
Property, Plant and Equipment [Line Items]
Total Fixed Assets	2,949,900	3,022,490	2,824,481
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Fixed Assets	4,730,617	4,464,317	$ 4,601,293
Computer Systems and Website & Other [Member]
Property, Plant and Equipment [Line Items]
Total Fixed Assets	$ 290,662	$ 290,661